Loans and Financing	3 Months Ended
Mar. 31, 2026
Loans and Financing [Abstract]
Loans and financing

16 Loans and financing

	Average			Payment	Current		Non-current
Type	annual interest rate	Currency	Index	terms / non- current debt	March 31, 2026	December 31, 2025	March 31, 2026	December 31, 2025
Foreign currency
Working capital - Dollar	3.92%	USD	SOFR	2030	13,083	9,859	1,749	1,832
CRA - Agribusiness Credit Receivable Certificates	5.36%	USD	—	2029	1,581	712	65,456	65,478
CRA - Agribusiness Credit Receivable Certificates	5.30%	USD	—	2029	510	510	18,807	18,788
CRA - Agribusiness Credit Receivable Certificates	5.49%	USD	—	2035	582	518	19,963	20,024
Export credit note	4.94%	USD	SOFR	2026	258,006	254,903	—	—
Others	5.77%	Several	Several	Several	1,266	1,026	1,071	1,967

					275,028	267,528	107,046	108,089
Local currency
Notes 2.50% JBS Lux 2027	2.50%	USD	—	2027	552	1,207	105,377	105,257
Notes 3.00% JBS Lux 2029	3.00%	USD	—	2029	2,900	7,350	592,187	591,547
Notes 3.75% JBS Lux 2031	3.75%	USD	—	2031	6,111	1,438	489,685	489,565
Notes 3.00% JBS Lux 2032	3.00%	USD	—	2032	11,250	3,667	985,530	984,999
Notes 3.63% JBS Fin 2032	3.63%	USD	—	2032	7,316	15,998	957,754	957,352
Notes 5.75% JBS Lux 2033	5.75%	USD	—	2033	47,508	23,356	1,631,467	1,630,496
Notes 6.75% JBS Lux 2034	6.75%	USD	—	2034	4,239	29,387	1,488,529	1,487,988
Notes 5.95% JBS USA 2035	5.95%	USD	—	2035	26,444	11,404	987,785	987,336
Notes 5.50% JBS Lux 2036	5.50%	USD	—	2036	14,323	33,611	1,231,982	1,231,402
Notes 4.38% JBS Lux 2052	4.38%	USD	—	2052	6,344	16,078	888,210	888,144
Notes 6.50% JBS Lux 2052	6.50%	USD	—	2052	33,261	7,826	1,527,007	1,526,891
Notes 7.25% JBS Lux 2053	7.25%	USD	—	2053	24,469	7,975	883,891	883,791
Notes 6.38% JBS USA 2055	6.38%	USD	—	2055	4,648	16,469	731,038	730,804
Notes 6.25% JBS Lux 2056	6.25%	USD	—	2056	6,293	38,194	1,235,326	1,235,094
Notes 6.38% JBS Lux 2066	6.38%	USD	—	2066	47,281	31,167	984,299	984,113
Notes 4.25% PPC 2031	4.25%	USD	—	2031	15,508	6,955	787,563	787,139
Notes 3.50% PPC 2032	3.50%	USD	—	2032	2,536	10,320	893,193	892,925
Notes 6.25% PPC 2033	6.25%	USD	—	2033	14,254	28,508	911,289	910,910
Notes 6.88% PPC 2034	6.88%	USD	—	2034	12,891	4,201	487,973	487,594
Working Capital - Euros	2.25%	EUR	Euribor	2026 - 28	37,709	38,159	15,306	14,343
Working Capital - Pounds	5.65%	GBP	—	2026	5,347	9,557	—	—
CDC - Direct credit to consumers	14.99%	BRL	—	2026	293	907	—	—
Livestock financing	9.00%	BRL	—	2035	396	211	11,496	10,904
Livestock financing - Pre	14.65%	BRL	CDI	2026	124,547	114,282	—	—
Livestock financing	14.65%	BRL	CDI	2026	251	410	—	—
CRA - Agribusiness Receivables Certificates	15.45%	BRL	CDI	2028	350	2,319	54,727	51,912
CRA - Agribusiness Receivables Certificates	7.45%	BRL	IPCA	2029 - 65	34,151	26,262	2,292,482	2,138,931
Rivalea ING Credit Facility	5.20%	AUD	BBSN	—	303	—	68,745	—
PPC Term Loan Revolving Credit Facility	3.50%	USD	—	—	27,169	33,701	—	—
Primo ANZ Credit Facility	5.25%	AUD	BBSN	—	142	—	36,590	—
Others	4.68%	Several	Several	—	46,306	44,638	138,377	139,957
					565,092	565,557	20,417,808	20,149,394

					840,120	833,085	20,524,854	20,257,483

Average annual interest rate: Refers to the weighted average nominal cost of interest at the reporting date. The loans and financings are fixed by a fixed rate or indexed to rates: CDI, Euribor, SOFR, IPCA, among others.

On March 31, 2026, the availability under Brasil revolving credit facilities was US$500 million and on December 31, 2025 US$500 million. In the United States the revolving credit facilities on March 31, 2026, was US$2.9 billion and on December 31, 2025 US$3.0 billion.

The non-current portion of the principal payment schedule of loans and financing is as follows:

Maturity	March 31, 2026

2027	236,295
2028	116,163
2029	648,528
2030	156,621
2031	1,368,559
Maturities after 2031	17,998,688
20,524,854

16.1 Guarantees and contractual restrictions (“covenants”)

The Group was in compliance with all of its debt financial covenant restrictions on March 31, 2026 and until the date that these interim financial statements were approved.